Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Long-term debt
Long-term debt, current	$ 1,850	$ 1,495
Long-term debt, noncurrent	22,501	21,538
Foreign
Long-term debt
US dollars, current	1,163	496
US dollars, noncurrent	3,371	2,693
Others, current	17	9
Others, noncurrent	177	52
Fixed Rate Notes - US dollar denominated, current		410
Fixed Rate Notes - US dollar denominated, noncurrent	10,132	10,073
Fixed Rate Notes - EUR denominated, noncurrent	999	970
Accrued charges, current	201	221
Long-term debt, current	1,381	1,136
Long-term debt, noncurrent	14,679	13,788
Brazil
Long-term debt
Accrued charges, current	164	112
Long-term debt, current	469	359
Long-term debt, noncurrent	7,822	7,750
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	303	246
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	5,260	5,245
Basket of currencies, current	2	1
Basket of currencies, noncurrent	2
Non-convertible debentures, noncurrent	$ 2,560	$ 2,505